6. TRADE RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful debts	R$ (228,348)	R$ (245,194)	R$ (237,352)
Trade receivable, after allowance for doubtful debts	2,746,176	1,877,343
Trade receivables	2,867,352	2,047,931
Third parties [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	2,974,524	2,122,537
Third parties [member] | Domestic Market [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	910,657	1,118,632
Third parties [member] | Foreign Market [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	2,063,867	1,003,905
Related Parties [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	R$ 121,176	R$ 170,588